Organization and Significant Accounting Policies - Restructuring Charges (Details) - Employee Severance $ in Millions		3 Months Ended	12 Months Ended
	Mar. 10, 2023 employee	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)
Organization and Significant Accounting Policies
Employees impacted | employee	50
Restructuring Charges		$ 3.9
Stock-based compensation includes restructuring charges		1.5
Forfeiture credit		$ 0.5
Research and Development Expense
Organization and Significant Accounting Policies
Restructuring Charges			$ 3.6
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]			Research and Development Expense
Selling, general and administrative expenses
Organization and Significant Accounting Policies
Restructuring Charges			$ 1.3
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]			Selling, General and Administrative Expense